Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Changes in AOCI by component

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2016	Year ended December 31, 2015
	Net unrealized gain on securities	Net unrealized gain on securities
Beginning balance	$5,000	16,656
OCI before reclassifications	2,216	(11,280)
Amounts reclassified from AOCI	(19)	(376)

Net OCI	2,197	(11,656)

Ending balance	$7,197	5,000

Reclassifications from AOCI

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	December 31,		in the
AOCI	2016	2015	Statements of Operations
Net unrealized gain on securities:
Available-for-sale securities	$30	578	Realized investment (loss) gains, net
Income tax expense	11	202	Income tax expense (benefit)

Total amounts reclassified from AOCI	$19	376	Net income (loss)